Financial Risk Management - Trading Assets and Investment Securities Based on External Rating System (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2022	Mar. 31, 2021
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 322,705,361	¥ 306,504,818
Trading assets [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	3,489,258	2,732,480
Trading assets [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	3,398,011	2,667,158
Trading assets [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	519,262	132,666
Trading assets [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	2,437,286	2,132,634
Trading assets [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	243,090	249,114
Trading assets [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	195,008	137,305
Trading assets [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	3,365	15,439
Financial assets at fair value through profit or loss [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	1,657,206	1,667,164
Financial assets at fair value through profit or loss [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	155,614	164,012
Financial assets at fair value through profit or loss [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	7,999	8,010
Financial assets at fair value through profit or loss [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	36,147	38,662
Financial assets at fair value through profit or loss [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	20,836	24,397
Financial assets at fair value through profit or loss [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	89,955	91,862
Financial assets at fair value through profit or loss [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	677	1,081
Debt instruments at amortized cost [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	83,954	72,015
Debt instruments at amortized cost [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	25,741	22,300
Debt instruments at amortized cost [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	57,646	48,181
Debt instruments at amortized cost [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	567	1,534
Debt instruments at fair value through other comprehensive income [member] | External credit grades [member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	28,587,058	26,430,930
Debt instruments at fair value through other comprehensive income [member] | AAA [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	8,634,719	8,444,814
Debt instruments at fair value through other comprehensive income [member] | AA- to AA+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	18,225,704	16,135,234
Debt instruments at fair value through other comprehensive income [member] | A- to A+ [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	670,840	932,467
Debt instruments at fair value through other comprehensive income [member] | Lower than A- [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	863,446	782,352
Debt instruments at fair value through other comprehensive income [member] | Unrated [Member]
Disclosure of external credit grades [line items]
Trading assets and investment securities based on the external rating system	¥ 192,349	¥ 136,063